Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Common stocks: 97.99%
Communication services: 10.49%
Diversified telecommunication services: 1.24%
AT&T Incorporated	210,515	$ 6,612,276
Verizon Communications Incorporated	119,313	6,895,098
		13,507,374
Entertainment: 1.92%
Activision Blizzard Incorporated	43,706	3,985,550
Netflix Incorporated †	13,221	6,788,587
The Walt Disney Company †	54,916	10,215,474
		20,989,611
Interactive media & services: 6.70%
Alphabet Incorporated Class A †	9,933	23,377,316
Alphabet Incorporated Class C †	10,874	26,207,645
Facebook Incorporated Class A †	72,630	23,610,560
		73,195,521
Media: 0.52%
Comcast Corporation Class A	84,235	4,729,795
Discovery Incorporated Class A †«	25,832	972,833
		5,702,628
Wireless telecommunication services: 0.11%
T-Mobile US Incorporated †	9,063	1,197,494
Consumer discretionary: 12.69%
Auto components: 0.14%
BorgWarner Incorporated	30,751	1,493,884
Automobiles: 2.06%
General Motors Company †	110,233	6,307,532
Tesla Motors Incorporated †	22,871	16,225,602
		22,533,134
Hotels, restaurants & leisure: 1.40%
Chipotle Mexican Grill Incorporated †	964	1,438,317
Las Vegas Sands Corporation †	27,548	1,687,590
McDonald's Corporation	26,030	6,145,162
Royal Caribbean Cruises Limited †	20,551	1,786,909
Starbucks Corporation	37,111	4,248,838
		15,306,816
Household durables: 0.91%
D.R. Horton Incorporated	74,313	7,304,225
PulteGroup Incorporated	44,661	2,640,358
		9,944,583
Internet & direct marketing retail: 4.32%
Amazon.com Incorporated †	12,922	44,806,001
Etsy Incorporated †	11,693	2,324,451
		47,130,452
See accompanying notes to portfolio of investments

Wells Fargo Disciplined U.S. Core Fund  |  1

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Leisure products: 0.79%
Polaris Industries Incorporated	45,021	$ 6,304,291
The Brunswick Corporation	21,908	2,347,004
		8,651,295
Multiline retail: 0.57%
Target Corporation	30,146	6,248,060
Specialty retail: 2.00%
AutoZone Incorporated †	2,101	3,076,116
Best Buy Company Incorporated	29,384	3,416,478
The Home Depot Incorporated	47,469	15,364,291
		21,856,885
Textiles, apparel & luxury goods: 0.50%
Nike Incorporated Class B	40,910	5,425,484
Consumer staples: 5.15%
Beverages: 0.38%
PepsiCo Incorporated	11,795	1,700,367
The Coca-Cola Company	45,980	2,482,000
		4,182,367
Food & staples retailing: 1.33%
Costco Wholesale Corporation	10,563	3,930,387
Sysco Corporation	14,962	1,267,730
Walmart Incorporated	66,795	9,345,288
		14,543,405
Food products: 0.86%
General Mills Incorporated	34,992	2,129,613
Pilgrim's Pride Corporation †	69,204	1,658,128
Tyson Foods Incorporated Class A	72,294	5,599,170
		9,386,911
Household products: 1.56%
Kimberly-Clark Corporation	26,832	3,577,242
The Procter & Gamble Company	100,793	13,447,802
		17,025,044
Personal products: 0.37%
The Estee Lauder Companies Incorporated Class A	12,808	4,019,150
Tobacco: 0.65%
Altria Group Incorporated	55,042	2,628,256
Philip Morris International Incorporated	46,605	4,427,475
		7,055,731
Energy: 2.45%
Oil, gas & consumable fuels: 2.45%
Chevron Corporation	82,812	8,535,433
ConocoPhillips	59,733	3,054,746
Diamondback Energy Incorporated	54,992	4,494,496
See accompanying notes to portfolio of investments

2  |  Wells Fargo Disciplined U.S. Core Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
EOG Resources Incorporated	45,917	$ 3,381,328
Exxon Mobil Corporation	126,835	7,260,035
		26,726,038
Financials: 11.97%
Banks: 4.59%
Bank of America Corporation	228,317	9,253,688
Citigroup Incorporated	61,930	4,411,893
Citizens Financial Group Incorporated	42,514	1,967,548
Huntington Bancshares Incorporated	341,954	5,238,735
JPMorgan Chase & Company	114,786	17,655,235
Signature Bank	11,878	2,987,436
US Bancorp	146,082	8,669,967
		50,184,502
Capital markets: 3.43%
Ameriprise Financial Incorporated	18,895	4,882,468
Bank of New York Mellon Corporation	106,495	5,311,971
BlackRock Incorporated	4,695	3,846,614
Intercontinental Exchange Incorporated	16,748	1,971,407
Morgan Stanley	70,460	5,816,473
Northern Trust Corporation	45,461	5,173,462
S&P Global Incorporated	6,412	2,503,181
The Goldman Sachs Group Incorporated	22,833	7,956,159
		37,461,735
Consumer finance: 0.56%
Capital One Financial Corporation	21,513	3,207,158
Synchrony Financial	66,144	2,893,139
		6,100,297
Diversified financial services: 1.88%
Berkshire Hathaway Incorporated Class B †	55,875	15,362,831
Equitable Holdings Incorporated	150,923	5,166,094
		20,528,925
Insurance: 1.51%
Fidelity National Financial Incorporated	109,088	4,976,595
MetLife Incorporated	122,633	7,803,138
The Hartford Financial Services Group Incorporated	55,813	3,681,425
		16,461,158
Health care: 13.15%
Biotechnology: 1.92%
AbbVie Incorporated	86,418	9,635,607
Amgen Incorporated	25,970	6,223,451
Vertex Pharmaceuticals Incorporated †	23,587	5,146,683
		21,005,741
Health care equipment & supplies: 3.08%
Abbott Laboratories	53,189	6,386,935
Baxter International Incorporated	34,543	2,959,990
Danaher Corporation	36,882	9,365,815
See accompanying notes to portfolio of investments

Wells Fargo Disciplined U.S. Core Fund  |  3

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Edwards Lifesciences Corporation †	29,664	$ 2,833,505
Hologic Incorporated †	18,671	1,223,884
Medtronic plc	73,229	9,587,141
Zimmer Biomet Holdings Incorporated	7,051	1,249,155
		33,606,425
Health care providers & services: 3.67%
AmerisourceBergen Corporation	36,497	4,408,838
Anthem Incorporated	20,270	7,690,235
Cigna Corporation	14,867	3,702,032
CVS Health Corporation	45,382	3,467,185
Humana Incorporated	6,631	2,952,386
McKesson Corporation	35,107	6,584,669
UnitedHealth Group Incorporated	28,204	11,247,755
		40,053,100
Health care technology: 0.15%
Veeva Systems Incorporated Class A †	5,750	1,624,088
Life sciences tools & services: 0.47%
Thermo Fisher Scientific Incorporated	10,842	5,098,234
Pharmaceuticals: 3.86%
Bristol-Myers Squibb Company	121,749	7,599,573
Eli Lilly & Company	18,394	3,361,871
Johnson & Johnson	103,803	16,891,862
Merck & Company Incorporated	101,220	7,540,890
Pfizer Incorporated	167,921	6,490,147
Viatris Incorporated †	20,835	277,106
		42,161,449
Industrials: 8.51%
Aerospace & defense: 0.57%
Lockheed Martin Corporation	13,903	5,290,926
The Boeing Company †	4,013	940,286
		6,231,212
Air freight & logistics: 1.50%
Expeditors International of Washington Incorporated	29,028	3,189,016
FedEx Corporation	23,886	6,934,345
United Parcel Service Incorporated Class B	30,547	6,227,311
		16,350,672
Airlines: 0.39%
Delta Air Lines Incorporated †	78,319	3,674,727
United Airlines Holdings Incorporated †	9,775	531,760
		4,206,487
Building products: 1.08%
Carrier Global Corporation	105,218	4,585,400
Masco Corporation	112,804	7,205,920
		11,791,320
See accompanying notes to portfolio of investments

4  |  Wells Fargo Disciplined U.S. Core Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Commercial services & supplies: 0.21%
Waste Management Incorporated	16,802	$ 2,318,172
Construction & engineering: 0.67%
Quanta Services Incorporated	75,968	7,341,548
Electrical equipment: 0.96%
AMETEK Incorporated	23,266	3,139,281
Eaton Corporation plc	29,997	4,287,471
Regal-Beloit Corporation	21,408	3,091,957
		10,518,709
Industrial conglomerates: 0.58%
General Electric Company	245,344	3,218,913
Honeywell International Incorporated	14,138	3,153,340
		6,372,253
Machinery: 2.14%
AGCO Corporation	39,407	5,750,269
Cummins Incorporated	21,449	5,406,006
Deere & Company	4,769	1,768,584
Illinois Tool Works Incorporated	3,233	745,077
Oshkosh Corporation	47,499	5,910,301
Parker-Hannifin Corporation	12,165	3,817,499
		23,397,736
Professional services: 0.16%
CACI International Incorporated Class A †	6,922	1,764,141
Trading companies & distributors: 0.25%
W.W. Grainger Incorporated	6,148	2,665,404
Information technology: 26.52%
Communications equipment: 1.03%
Cisco Systems Incorporated	220,218	11,211,298
Electronic equipment, instruments & components: 0.59%
Keysight Technologies Incorporated †	23,355	3,371,294
Zebra Technologies Corporation Class A †	6,274	3,060,081
		6,431,375
IT services: 3.95%
Accenture plc Class A	21,744	6,305,108
Cognizant Technology Solutions Corporation Class A	10,428	838,411
International Business Machines Corporation	18,526	2,628,469
MasterCard Incorporated Class A	20,068	7,667,180
PayPal Holdings Incorporated †	38,882	10,198,360
Visa Incorporated Class A	66,485	15,528,237
		43,165,765
Semiconductors & semiconductor equipment: 5.81%
Applied Materials Incorporated	68,455	9,084,663
Broadcom Incorporated	21,539	9,826,092
Enphase Energy Incorporated †	4,631	644,867
Intel Corporation	119,975	6,902,162
Lam Research Corporation	10,752	6,671,078
Micron Technology Incorporated †	49,313	4,244,370
See accompanying notes to portfolio of investments

Wells Fargo Disciplined U.S. Core Fund  |  5

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
NVIDIA Corporation	19,400	$ 11,647,372
Qorvo Incorporated †	29,812	5,609,724
QUALCOMM Incorporated	63,681	8,838,923
		63,469,251
Software: 8.96%
Adobe Incorporated †	16,165	8,217,316
Cadence Design Systems Incorporated †	14,968	1,972,333
Fortinet Incorporated †	16,494	3,368,570
Intuit Incorporated	16,303	6,719,444
Microsoft Corporation	249,660	62,959,259
Oracle Corporation	104,707	7,935,744
Salesforce.com Incorporated †	29,214	6,728,568
		97,901,234
Technology hardware, storage & peripherals: 6.18%
Apple Incorporated	495,416	65,127,387
HP Incorporated	68,152	2,324,665
		67,452,052
Materials: 2.82%
Chemicals: 0.73%
Eastman Chemical Company	31,171	3,596,822
LyondellBasell Industries NV Class A	42,051	4,362,371
		7,959,193
Containers & packaging: 0.99%
Avery Dennison Corporation	8,968	1,920,677
Berry Global Group Incorporated †	51,107	3,251,427
Sealed Air Corporation	18,224	900,266
WestRock Company	85,943	4,791,322
		10,863,692
Metals & mining: 1.10%
Newmont Corporation	55,306	3,451,647
Nucor Corporation	47,228	3,884,975
Reliance Steel & Aluminum Company	29,148	4,672,716
		12,009,338
Real estate: 2.25%
Equity REITs: 2.25%
Alexandria Real Estate Equities Incorporated	24,945	4,517,540
American Tower Corporation	25,653	6,535,615
Equinix Incorporated	3,168	2,283,368
Essex Property Trust Incorporated	5,417	1,573,747
Prologis Incorporated	66,731	7,776,163
SBA Communications Corporation	6,270	1,879,244
		24,565,677
Utilities: 1.99%
Electric utilities: 0.78%
NRG Energy Incorporated	115,144	4,124,458
See accompanying notes to portfolio of investments

6  |  Wells Fargo Disciplined U.S. Core Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Electric utilities (continued)
PPL Corporation	51,155	$ 1,490,145
The Southern Company	43,211	2,859,272
		8,473,875
Independent power & renewable electricity producers: 0.44%
AES Corporation	174,453	4,853,282
Multi-utilities: 0.77%
Dominion Energy Incorporated	35,019	2,798,018
Sempra Energy	40,964	5,635,417
		8,433,435
Total Common stocks (Cost $557,980,080)		1,070,154,642

		Yield
Short-term investments: 1.78%
Investment companies: 1.78%
Securities Lending Cash Investments LLC ♠∩∞		0.03%	910,625	910,625
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	18,488,878	18,488,878
Total Short-term investments (Cost $19,399,503)				19,399,503
Total investments in securities (Cost $577,379,583)	99.77%			1,089,554,145
Other assets and liabilities, net	0.23			2,515,422
Total net assets	100.00%			$1,092,069,567

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Wells Fargo Disciplined U.S. Core Fund  |  7

Portfolio of investments—April 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$17,098,933	$(16,188,308)	$0	$0	$910,625		910,625	$939#
Wells Fargo Government Money Market Fund Select Class	15,915,451	188,634,574	(186,061,147)	0	0	18,488,878		18,488,878	4,961
				$0	$0	$19,399,503	1.78%		$5,900

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	91	6-18-2021	$18,557,725	$18,993,520	$435,795	$0
See accompanying notes to portfolio of investments

8  |  Wells Fargo Disciplined U.S. Core Fund

Notes to portfolio of investments—April 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and,

Wells Fargo Disciplined U.S. Core Fund  |  9

Notes to portfolio of investments—April 30, 2021 (unaudited)

if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$114,592,628	$0	$0	$114,592,628
Consumer discretionary	138,590,593	0	0	138,590,593
Consumer staples	56,212,608	0	0	56,212,608
Energy	26,726,038	0	0	26,726,038
Financials	130,736,617	0	0	130,736,617
Health care	143,549,037	0	0	143,549,037
Industrials	92,957,654	0	0	92,957,654
Information technology	289,630,975	0	0	289,630,975
Materials	30,832,223	0	0	30,832,223
Real estate	24,565,677	0	0	24,565,677
Utilities	21,760,592	0	0	21,760,592
Short-term investments
Investment companies	19,399,503	0	0	19,399,503
	1,089,554,145	0	0	1,089,554,145
Futures contracts	435,795	0	0	435,795
Total assets	$1,089,989,940	$0	$0	$1,089,989,940
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2021, the Fund did not have any transfers into/out of Level 3.

10  |  Wells Fargo Disciplined U.S. Core Fund